NATURE OF OPERATIONS (Details Narrative) - shares	Dec. 01, 2021	Nov. 01, 2021	Oct. 01, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 23, 2021	Jul. 06, 2021	Jul. 01, 2021	Jun. 01, 2021	May 01, 2021	Apr. 01, 2021	Mar. 09, 2021	Feb. 01, 2021	Jan. 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues	12,500	12,500	12,500	12,500	12,500			12,500	12,500	12,500	12,500	50,000	12,500	12,500
Preferred Stock, Shares Issued															51	0
Breunich Holdings,Inc.[Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred Stock, Shares Issued							51
Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues						295,986,724
Share Exchange Agreement [Member] | Breunich Holdings,Inc.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues							295,986,724
Equity Method Investment, Ownership Percentage						100.00%	100.00%